UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
November 11, 2009

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $219,881(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLESHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ----------  ------ -------- ------
3M Co                          COM       88579Y101     7459   101065 SH       SOLE                101065
ABB Ltd. ADR                   ADR       000375204     6046   301675 SH       SOLE                301675
AT&T Corp                      COM       00206R102      247     9162 SH       SOLE                  9162
America Movil-ADR Series L     ADR       02364W105     6639   151468 SH       SOLE                151468
Apache Corp.                   COM       037411105     5780    62940 SH       SOLE                 62940
BP PLC-Sponsored ADR           ADR       055622104      489     9184 SH       SOLE                  9184
Becton Dickinson & Co.         COM       075887109     5489    78699 SH       SOLE                 78699
Berkshire Hathaway Class B     COM       084670207     6367     1916 SH       SOLE                  1916
ChevronTexaco Corp             COM       166764100      258     3660 SH       SOLE                  3660
China Mobile Hong Kong Ltd Spo ADR       16941M109     4961   101017 SH       SOLE                101017
Cisco Systems, Inc.            COM       17275R102     7825   332416 SH       SOLE                332416
Coca Cola Co.                  COM       191216100     5464   101749 SH       SOLE                101749
Colgate Palmolive Co           COM       194162103     7557    99072 SH       SOLE                 99072
Danaher Corporation            COM       235851102     6940   103086 SH       SOLE                103086
Diageo Plc ADR                 ADR       25243Q205     5661    92063 SH       SOLE                 92063
EMC Corp.                      COM       268648102     6632   389174 SH       SOLE                389174
Exxon Mobil Corporation        COM       30231G102     1142    16644 SH       SOLE                 16644
Fiserv Inc.                    COM       337738108     7531   156236 SH       SOLE                156236
Fomento Economico Mexico S.A.B COM       344419106     6358   167085 SH       SOLE                167085
Google                         COM       38259P508     5011    10105 SH       SOLE                 10105
H.J. Heinz Co.                 COM       423074103     5897   148340 SH       SOLE                148340
IShares S&P Small-Cap 600 Inde COM       464287804      208     3965 SH       SOLE                  3965
ITT Industries                 COM       450911102      863    16544 SH       SOLE                 16544
International Business Machine COM       459200101     7955    66508 SH       SOLE                 66508
JP Morgan Chase & Co.          COM       46625H100      338     7718 SH       SOLE                  7718
Johnson & Johnson              COM       478160104     7024   115351 SH       SOLE                115351
Kansas City Southern Industrie COM       485170302     4896   184837 SH       SOLE                184837
MasterCard                     COM       57636Q104     5768    28534 SH       SOLE                 28534
Medtronic, Inc.                COM       585055106     5537   150457 SH       SOLE                150457
Novartis AG-ADR                ADR       66987V109     8205   162868 SH       SOLE                162868
Petroleo Brasileiro S.A. Spons ADR       71654V101     9873   251158 SH       SOLE                251158
Procter & Gamble               COM       742718109      358     6188 SH       SOLE                  6188
Sasol LTD Sponsored ADR        ADR       803866300     5342   140148 SH       SOLE                140148
Schlumberger, Ltd.             COM       806857108     5799    97305 SH       SOLE                 97305
Staples Inc.                   COM       855030102     5634   242650 SH       SOLE                242650
Target Corp.                   COM       87612E106     8741   187248 SH       SOLE                187248
Toyota Motor Co ADR            ADR       892331307     4193    53370 SH       SOLE                 53370
United Technologies Corp       COM       913017109     8675   142382 SH       SOLE                142382
Wal-Mart Stores                COM       931142103      967    19700 SH       SOLE                 19700
Walgreen Co                    COM       931422109     4919   131268 SH       SOLE                131268
Zimmer Holdings Inc            COM       98956P102     4206    78689 SH       SOLE                 78689
iShares MSCI EAFE Index Fund   COM       464287465     5317    97239 SH       SOLE                 97239
iShares MSCI Emerging Markets  COM       464287234     5310   136473 SH       SOLE                136473